Property and Equipment - Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 241,292	$ 217,811
Buildings	2,297,343	2,272,381
Furniture, fixtures and equipment	563,622	533,396
Construction in progress	27,534	59,822
Property and Equipment, gross	3,129,791	3,083,410
Accumulated depreciation	(980,792)	(874,283)
Property and equipment, net	$ 2,148,999	$ 2,209,127